Shareholder Fees {- Fidelity Series Emerging Markets Debt Fund}	Mar. 01, 2021 USD ($)
12.31 Fidelity Series Emerging Markets Debt Funds Combo PRO-01 | Fidelity Series Emerging Markets Debt Fund
Shareholder Fees:
(fees paid directly from your investment)	none